UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds College Target Date Series®

American Funds College 2033 Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 15%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	543,319	$32,371
The Growth Fund of America, Class R-6	1,234,076	66,159
		98,530
Growth-and-income funds 54%
Capital World Growth and Income Fund, Class R-6	1,800,727	97,582
Fundamental Investors, Class R-6	1,470,682	97,212
International Growth and Income Fund, Class R-6	1,801,053	66,729
The Investment Company of America, Class R-6	2,354,058	100,565
Washington Mutual Investors Fund, Class R-6	99,816	4,794
		366,882
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,003,287	67,631
Fixed income funds 21%
Capital World Bond Fund, Class R-6	1,677,529	34,071
The Bond Fund of America, Class R-6	701,463	8,922
U.S. Government Securities Fund, Class R-6	7,582,405	102,135
		145,128
Total investment securities 100% (cost: $605,125,000)		678,171
Other assets less liabilities 0%		(169)
Net assets 100%		$678,002

American Funds College Target Date Series — American Funds College 2033 Fund — Page 1 of 8

American Funds College 2030 Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 10%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	85,621	$5,101
The Growth Fund of America, Class R-6	2,547,055	136,548
		141,649
Growth-and-income funds 45%
Capital World Growth and Income Fund, Class R-6	2,517,970	136,449
Fundamental Investors, Class R-6	230,589	15,242
International Growth and Income Fund, Class R-6	3,533,229	130,906
The Investment Company of America, Class R-6	4,653,885	198,814
Washington Mutual Investors Fund, Class R-6	2,706,204	129,979
		611,390
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	3,928,802	132,636
Fixed income funds 35%
American Funds Mortgage Fund, Class R-6	666,064	6,601
Capital World Bond Fund, Class R-6	3,205,824	65,110
The Bond Fund of America, Class R-6	16,565,208	210,709
U.S. Government Securities Fund, Class R-6	14,310,812	192,767
		475,187
Total investment securities 100% (cost: $1,235,968,000)		1,360,862
Other assets less liabilities 0%		(570)
Net assets 100%		$1,360,292

American Funds College Target Date Series — American Funds College 2030 Fund — Page 2 of 8

American Funds College 2027 Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth funds 1%	Shares	Value (000)
The Growth Fund of America, Class R-6	163,410	$8,760
Growth-and-income funds 40%
American Mutual Fund, Class R-6	3,789,883	161,184
Capital World Growth and Income Fund, Class R-6	158,337	8,580
International Growth and Income Fund, Class R-6	3,053,252	113,123
The Investment Company of America, Class R-6	303,930	12,984
Washington Mutual Investors Fund, Class R-6	3,493,773	167,806
		463,677
Equity-income and Balanced funds 14%
American Funds Global Balanced Fund, Class R-6	5,036,166	170,021
Fixed income funds 45%
American Funds Mortgage Fund, Class R-6	11,969,437	118,617
Capital World Bond Fund, Class R-6	195,168	3,964
Intermediate Bond Fund of America, Class R-6	550,010	7,271
The Bond Fund of America, Class R-6	22,231,617	282,786
U.S. Government Securities Fund, Class R-6	7,976,720	107,447
		520,085
Total investment securities 100% (cost: $1,090,764,000)		1,162,543
Other assets less liabilities 0%		(292)
Net assets 100%		$1,162,251

American Funds College Target Date Series — American Funds College 2027 Fund — Page 3 of 8

American Funds College 2024 Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth-and-income funds 21%	Shares	Value (000)
American Mutual Fund, Class R-6	6,449,037	$274,277
International Growth and Income Fund, Class R-6	284,371	10,536
Washington Mutual Investors Fund, Class R-6	336,222	16,149
		300,962
Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	454,932	15,359
The Income Fund of America, Class R-6	10,840,963	261,267
		276,626
Fixed income funds 59%
American Funds Mortgage Fund, Class R-61	27,883,372	276,324
Intermediate Bond Fund of America, Class R-6	16,933,087	223,856
The Bond Fund of America, Class R-6	26,317,131	334,754
U.S. Government Securities Fund, Class R-6	697,642	9,397
		844,331
Total investment securities 100% (cost: $1,373,187,000)		1,421,919
Other assets less liabilities 0%		(584)
Net assets 100%		$1,421,335

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2018 (000)
Fixed income funds 19%
American Funds Mortgage Fund, Class R-6	25,252,829	2,630,543	—	27,883,372	$—	$(5,599)	$1,043	$276,324

American Funds College Target Date Series — American Funds College 2024 Fund — Page 4 of 8

American Funds College 2021 Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	2,616,720	$111,289
Equity-income and Balanced funds 11%
The Income Fund of America, Class R-6	6,741,922	162,480
Fixed income funds 82%
American Funds Mortgage Fund, Class R-61	40,838,489	404,710
Intermediate Bond Fund of America, Class R-6	42,021,786	555,528
The Bond Fund of America, Class R-6	22,509,440	286,320
		1,246,558
Total investment securities 100% (cost: $1,525,686,000)		1,520,327
Other assets less liabilities 0%		(772)
Net assets 100%		$1,519,555

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2018 (000)
Fixed income funds 27%
American Funds Mortgage Fund, Class R-6	41,569,309	2,282,032	3,012,852	40,838,489	$18	$(8,972)	$1,688	$404,710

American Funds College Target Date Series — American Funds College 2021 Fund — Page 5 of 8

American Funds College 2018 Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
American Funds Mortgage Fund, Class R-61	31,650,287	$313,654
Intermediate Bond Fund of America, Class R-6	27,693,322	366,106
Short-Term Bond Fund of America, Class R-61	37,145,093	365,879
The Bond Fund of America, Class R-6	27,142	345
		1,045,984
Total investment securities 100% (cost: $1,068,121,000)		1,045,984
Other assets less liabilities 0%		(553)
Net assets 100%		$1,045,431

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 1/31/2018 (000)
Fixed income funds 65%
American Funds Mortgage Fund, Class R-6	31,385,980	264,307	—	31,650,287	$—	$(6,612)	$1,247	$313,654
Short-Term Bond Fund of America, Class R-6	36,174,938	970,155	—	37,145,093	—	(3,320)	1,326	365,879
Total 65%					$—	$(9,932)	$2,573	$679,533

American Funds College Target Date Series — American Funds College 2018 Fund — Page 6 of 8

American Funds College Enrollment Fund®

Investment portfolio

January 31, 2018

unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
American Funds Mortgage Fund, Class R-6	9,970,344	$98,806
Intermediate Bond Fund of America, Class R-6	8,719,704	115,274
Short-Term Bond Fund of America, Class R-6	11,702,919	115,274
		329,354
Total investment securities 100% (cost: $338,739,000)		329,354
Other assets less liabilities 0%		(210)
Net assets 100%		$329,144

American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2018, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-800-0318O-S60603	American Funds College Target Date Series — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2018